Approval of Financial Statements	6 Months Ended
Jun. 30, 2022
Disclosure Of Authorization To Issue Financial Statements [Abstract]
Approval of Financial Statements
2.	APPROVAL OF FINANCIAL STATEMENTS
The accompanying condensed consolidated financial statements were approved by the Company’s Audit Committee on August 12, 2022.